Equity-accounted investees (Associate financial position) (Details) - CAD ($)		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents		$ 600,462,000	$ 566,809,000	$ 1,143,674,000
Non-current assets		7,983,820,000	8,092,167,000
Current liabilities		(1,185,761,000)	(1,189,104,000)
Current portion of long-term debt		(285,707,000)	(499,821,000)
Other current liabilities		(221,820,000)	(48,544,000)
Non-current liabilities		(2,356,913,000)	(2,650,644,000)
Long-term debt		(995,583,000)	(1,284,353,000)
Investment in equity-accounted investee		3,218,456,000	3,173,185,000
Joint Venture Inkai LLP [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents		47,282,000	24,074,000
Other current assets		694,041,000	551,917,000
Non-current assets		307,801,000	332,655,000
Current liabilities		(42,368,000)	(40,985,000)
Non-current liabilities		(27,802,000)	(30,211,000)
Net assets		978,954,000	837,450,000
Cameco's share of net assets		391,582,000	334,980,000
Consolidating adjustments		(93,365,000)	(74,223,000)
Fair value increment		77,992,000	81,090,000
Dividends declared but not received		9,760,000	5,952,000
Dividends in excess of ownership percentage		(107,179,000)	(74,843,000)
Impact of foreign exchange on acquisition costs		7,920,000	850,000
Investment in equity-accounted investee		$ 286,710,000	$ 273,806,000
Ownership interest in associates		40.00%	40.00%
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents		$ 255,589,000	$ 265,146,000
Other current assets		2,737,164,000	2,364,602,000
Intangible assets		7,821,802,000	7,655,386,000
Goodwill		1,698,174,000	1,534,947,000
Non-current assets		3,113,031,000	3,102,566,000
Current portion of long-term debt		(44,576,000)	(208,959,000)
Other current liabilities		(2,751,396,000)	(2,255,099,000)
Long-term debt		(4,924,398,000)	(4,554,227,000)
Other non-current liabilities		(2,078,688,000)	(2,130,446,000)
Net assets		5,826,702,000	5,773,916,000
Cameco's share of net assets		2,842,772,000	2,817,441,000
Acquisition costs		83,896,000	83,916,000
Impact of foreign exchange on acquisition costs		5,078,000	(1,978,000)
Investment in equity-accounted investee		$ 2,931,746,000	$ 2,899,379,000
Ownership stake	49.00%	49.00%	49.00%
Westinghouse Electric Company [Member] | Non-Controlling Interest [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investee		$ 25,127,000	$ 24,036,000
Westinghouse Electric Company [Member] | Attributable to Shareholders [Member]
Disclosure of significant investments in associates [Line Items]
Investment in equity-accounted investee		$ 5,801,575,000	$ 5,749,880,000